Credit Risk - Summary of Commercial Real Estate by Sector (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 201,619	£ 199,332
Commercial Real Estate [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 6,459	£ 8,144
Percentage of total CRE Portfolio	100.00%	100.00%
Commercial Real Estate [member] | Office [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 1,556	£ 2,181
Percentage of total CRE Portfolio	24.00%	27.00%
Commercial Real Estate [member] | Retail [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 1,004	£ 1,389
Percentage of total CRE Portfolio	16.00%	17.00%
Commercial Real Estate [member] | Industrial [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 888	£ 1,176
Percentage of total CRE Portfolio	14.00%	14.00%
Commercial Real Estate [member] | Residential [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 927	£ 1,001
Percentage of total CRE Portfolio	14.00%	12.00%
Commercial Real Estate [member] | Mixed Use [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 932	£ 1,146
Percentage of total CRE Portfolio	14.00%	14.00%
Commercial Real Estate [member] | Student Accommodation [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 123	£ 133
Percentage of total CRE Portfolio	2.00%	2.00%
Commercial Real Estate [member] | Hotels and Leisure [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 309	£ 304
Percentage of total CRE Portfolio	5.00%	4.00%
Commercial Real Estate [member] | Other [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 89	£ 185
Percentage of total CRE Portfolio	1.00%	2.00%
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 631	£ 629
Percentage of total CRE Portfolio	10.00%	8.00%